PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of components of property, plant and equipment, net

	At December 31, 2016	At December 31, 2017
	$	$
Buildings	187,179	340,215
Leasehold improvements	9,023	11,498
Machinery	458,624	698,150
Furniture, fixtures and equipment	44,443	50,310
Motor vehicles	4,653	5,782
Land	13,451	18,647

	717,373	1,124,602
Accumulated depreciation	(402,792)	(462,128)
Impairment	(17,601)	(7,933)

	296,980	654,541
Construction in process	165,365	92,694

Property, plant and equipment, net	462,345	747,235